Trading securities and financial assets measured at fair value through income statement (FVIS) (Details) - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024
Trading securities and financial assets measured at fair value through income statement (FVIS)
Trading securities	$ 14,929	$ 30,775
Reverse repurchase agreements	28,304	17,990
Other financial assets measured at FVIS	12,608	463
Total trading securities and financial assets measured at FVIS	55,841	49,228
Government and semi-government securities
Trading securities and financial assets measured at fair value through income statement (FVIS)
Trading securities	10,429	24,532
Other financial assets measured at FVIS	11,681
Other debt securities
Trading securities and financial assets measured at fair value through income statement (FVIS)
Trading securities	4,124	5,958
Other financial assets measured at FVIS	927	461
Equity securities
Trading securities and financial assets measured at fair value through income statement (FVIS)
Other financial assets measured at FVIS		2
Other
Trading securities and financial assets measured at fair value through income statement (FVIS)
Trading securities	376	285
Parent Entity
Trading securities and financial assets measured at fair value through income statement (FVIS)
Trading securities	14,929	28,596
Reverse repurchase agreements	28,304	17,990
Other financial assets measured at FVIS	10,393	428
Total trading securities and financial assets measured at FVIS	53,626	47,014
Parent Entity | Government and semi-government securities
Trading securities and financial assets measured at fair value through income statement (FVIS)
Trading securities	10,429	23,225
Other financial assets measured at FVIS	10,250
Parent Entity | Other debt securities
Trading securities and financial assets measured at fair value through income statement (FVIS)
Trading securities	4,124	5,089
Other financial assets measured at FVIS	143	428
Parent Entity | Other
Trading securities and financial assets measured at fair value through income statement (FVIS)
Trading securities	$ 376	$ 282